Profit Before Income Tax - Summary of Capitalized Borrowing Costs (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories related to real estate business [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates			4.35%
Inventories related to real estate business [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.20%	4.35%
Inventories related to real estate business [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.75%	4.85%
Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	0.49%	0.96%	1.84%
Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	3.47%	4.03%	4.52%
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates			1.84%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates			2.23%